Stockholders' Equity (Details)								3 Months Ended		12 Months Ended
		Jun. 17, 2024 USD ($) shares	Apr. 17, 2024 USD ($) shares	Sep. 13, 2023 USD ($) shares	Aug. 14, 2023 USD ($) shares	Feb. 28, 2023 shares	Jan. 31, 2023 shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 04, 2024 $ / shares shares	Dec. 28, 2023 shares	Jul. 05, 2023 $ / shares	Dec. 31, 2022 $ / shares shares
Stockholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)								3,254,475,740		3,254,475,740	500,000,000
Common stock, voting rights								Common Stock are entitled to vote on a 1 share/1 vote basis		common stock are entitled to vote on a 1 share/1 vote basis
Warrants exercise price (in Dollars per share) | $ / shares								$ 0.033		$ 0.033
Fair value of warrants issuance | $			$ 35,814
Aggregate fair value | $		$ 170,920	$ 35,814
Consecutive trading days								20 days
Exercise price of the warrants								300.00%		300.00%
Trading day								20 days
Trading period equals or exceeds amount | $								$ 500,000		$ 500,000
Per share (in Dollars per share) | $ / shares								$ 0.001		$ 0.001
Options outstanding (in Shares)										184,264,323	163,142,084				163,142,084
Increase in value additional share-based compensation expense | $								$ 4,261,809		$ 4,261,809
Increase additional share-based compensation expense | $								23,193	$ 537,197	2,246,033	$ 2,253,793
Share-base compensation | $								$ 23,193	537,197	$ 2,246,033	$ 2,253,793
Options to purchase common shares (in Shares)										21,122,239
Share based compensation | $										$ 2,246,033	$ 2,253,793
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001		$ 0.0001	$ 0.0001
Common stock, outstanding (in Shares)								956,997,116		956,997,116	495,454,546
Common stock, issued (in Shares)								956,997,116		956,997,116	495,454,546
Shares of common stock were returned (in Shares)						330,952,906
Private placement | $				$ 200,000	$ 5,025,000						$ 5,225,000
Share exchange totaled | $										$ 571,796
Preferred stock, shares authorized (in Shares)								12,500,000		12,500,000	12,500,000
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding (in Shares)								5,847,937		5,847,937	10,463,363
closing stock price per share (in Dollars per share) | $ / shares										$ 0.01	$ 0.01				$ 0
Fair value of stock option | $										$ 1,612,841	$ 1,420,603
Share based compensation relating to research and development expenses (in Dollars per share) | $ / shares										$ 0.01	$ 0.03
Unrecognized compensation cost | $										$ 39,171
Weighted average period										6 months
Warrant [Member]
Stockholders’ Equity [Line Items]
Number of warrants issued (in Shares)					489,834,426
Warrants to purchase common shares (in Shares)										510,794,865
Warrants expired (in Shares)										20,960,439
closing stock price per share (in Dollars per share) | $ / shares										$ 0.01	$ 0.01				$ 0
Measurement Input, Share Price [Member]
Stockholders’ Equity [Line Items]
Fair value										0.0288
Board of Directors Chairman [Member]
Stockholders’ Equity [Line Items]
Number of warrants issued (in Shares)			10,454,500
Measurement Input, Expected Term [Member]
Stockholders’ Equity [Line Items]
Warrant expected life		5 years	5 years							5 years
Measurement Input, Price Volatility [Member]
Stockholders’ Equity [Line Items]
Fair value		76.58	77.1							78.87
Measurement Input, Risk Free Interest Rate [Member]
Stockholders’ Equity [Line Items]
Fair value		4.3	4.62							4.36
Measurement Input, Expected Dividend Rate [Member]
Stockholders’ Equity [Line Items]
Fair value		0	0							0
Measurement Input, Share Price [Member]
Stockholders’ Equity [Line Items]
Fair value		0.01	0.01
Measurement Input, Exercise Price [Member]
Stockholders’ Equity [Line Items]
Fair value		0.0037	0.033							0.0037
General and Administrative Expenses [Member]
Stockholders’ Equity [Line Items]
Share based compensation | $		$ 170,920						$ 23,193	382,074	$ 1,673,270	$ 1,612,173
Research and Development Expenses [Member]
Stockholders’ Equity [Line Items]
Share based compensation | $								0	155,123	572,763	641,620
Common Stock [Member]
Stockholders’ Equity [Line Items]
Increase additional share-based compensation expense | $
Common stock, par value (in Dollars per share) | $ / shares														$ 0.0001
Private Placement, shares (in Shares)	[1]										330,952,906
Converted shares (in Shares)	[1]									461,542,570
Common Stock [Member] | Board of Directors Chairman [Member]
Stockholders’ Equity [Line Items]
Options to purchase common shares (in Shares)		21,122,239
Equity Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Options outstanding (in Shares)								163,142,084		163,142,084
Increase additional share-based compensation expense | $								$ 1,420,603		$ 1,420,603
Common Stock [Member]
Stockholders’ Equity [Line Items]
Number of warrants issued (in Shares)										18,181,817
Private Placement, shares (in Shares)							330,952,906
Common shares issuable per share converted (in Shares)								100		100
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized (in Shares)										12,500,000
Preferred stock, par value (in Dollars per share) | $ / shares										$ 0.0001				$ 0.0001
Preferred stock, shares outstanding (in Shares)										5,847,937
Convertible into conversion price (in Dollars per share) | $ / shares										$ 0.011
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Increase additional share-based compensation expense | $
Private Placement, shares (in Shares)	[1]
Converted shares (in Shares)	[1]									(4,615,426)
Convertible Common Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares										$ 1.1
Minimum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)												500,000,000	500,000,000
Maximum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)												3,254,475,740	3,254,475,740
Private Placement [Member]
Stockholders’ Equity [Line Items]
Number of warrants issued (in Shares)				18,181,817	456,818,176
Private placement | $										$ 5,225,000
Private Placement [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Number of warrants issued (in Shares)					456,818,176
Private Placement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Private Placement, shares (in Shares)										186,363,631
Private Placement [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Private Placement, shares (in Shares)										2,886,364
Private Dror Shareholders [Member]
Stockholders’ Equity [Line Items]
Number of warrants issued (in Shares)					489,834,426
Private Dror [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares												$ 0.0001

[1]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1